OFS Credit Company, Inc.

Schedule of Investments

July 31, 2021

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Structured Finance (2)
Allegro CLO VII, Ltd.
Subordinated Notes	10.17%	2/14/2019	6/13/2031	$3,100,000	$2,185,520	$1,821,095	1.9%

Anchorage Capital CLO 1-R Ltd.
Subordinated Notes	15.20%	10/5/2018	4/13/2031	2,100,000	1,570,939	1,600,610	1.7

Apex Credit CLO 2020 Ltd.
Subordinated Notes	11.43%	11/16/2020	11/19/2031	6,170,000	5,054,564	5,196,055	5.4

Apex Credit CLO 2021 Ltd.
Subordinated Notes	14.53%	5/28/2021	7/18/2034	7,140,000	6,085,909	6,035,003	6.4

Atlas Senior Loan Fund X Ltd.
Subordinated Notes	5.29%	10/5/2018	1/15/2031	5,000,000	2,903,595	1,839,949	1.9

Atlas Senior Loan Fund IX Ltd.
Subordinated Notes (4)(10)	—%	10/5/2018	4/20/2028	1,200,000	527,673	279,459	0.3

Battalion CLO IX Ltd.
Income Notes	18.88%	10/10/2018	7/15/2031	1,079,022	698,713	666,663	0.7
Subordinated Notes	18.88%	10/10/2018	7/15/2031	1,770,978	1,146,704	1,094,182	1.2
				2,850,000	1,845,417	1,760,845	1.9
Battalion CLO XI Ltd.
Subordinated Notes	21.27%	3/20/2019	10/24/2029	5,000,000	4,086,721	4,555,994	4.8

Battalion CLO XIX Ltd.
Subordinated Notes	22.20%	3/16/2021	4/15/2034	5,000,000	3,094,299	3,728,795	3.9

BlueMountain Fuji U.S. CLO III, Ltd.
Subordinated Notes	18.07%	9/18/2019	1/15/2030	$3,701,700	$2,612,646	$2,603,769	2.7%

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2021

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Crown Point CLO 4 Ltd.
Subordinated Notes	14.44%	3/22/2019	4/20/2031	5,000,000	3,750,680	3,001,022	3.2

Dryden 30 Senior Loan Fund
Subordinated Notes	14.75%	10/5/2018	11/15/2028	1,000,000	381,738	388,526	0.4

Dryden 38 Senior Loan Fund
Subordinated Notes	10.98%	10/5/2018	7/15/2030	2,600,000	1,610,997	1,482,736	1.6

Dryden 41 Senior Loan Fund
Subordinated Notes	13.75%	10/5/2018	4/15/2031	2,600,000	1,410,904	1,303,545	1.4

Dryden 53 CLO, Ltd.
Income Notes	16.39%	10/5/2018	1/15/2031	3,200,000	2,153,831	2,002,275	2.1
Subordinated Notes	20.37%	10/1/2019	1/15/2031	500,000	313,874	312,855	0.3
				3,700,000	2,467,705	2,315,130	2.4
Dryden 60 CLO, Ltd.
Subordinated Notes	15.36%	4/23/2021	7/15/2031	5,950,000	4,841,379	4,883,917	5.2

Dryden 76 CLO, Ltd.
Subordinated Notes	16.14%	9/27/2019	10/20/2032	2,250,000	1,737,614	1,881,051	2.0

Dryden 87 CLO, Ltd.
Subordinated Notes	15.86%	6/2/2021	5/20/2034	5,000,000	4,473,069	4,435,128	4.7

Elevation CLO 2017-7, Ltd.
Subordinated Notes	11.88%	10/5/2018	7/15/2030	4,750,000	3,051,925	2,572,834	2.7

Elevation CLO 2017-8, Ltd.
Subordinated Notes	9.03%	10/5/2018	10/25/2030	$2,000,000	$1,247,670	$965,850	1.0%

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2021

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Elevation CLO 2021-12, Ltd.
Subordinated Notes	17.93%	5/26/2021	4/20/2032	3,500,000	2,546,809	2,661,592	2.8

Elevation CLO 2021-13
Subordinated Notes	16.46%	6/9/2021	7/15/2034	6,026,765	4,828,203	4,858,720	5.1

TCI-Flatiron CLO 2017-1, Ltd.
Subordinated Notes	23.76%	3/22/2019	5/15/2030	3,000,000	1,969,185	2,219,973	2.3

Flatiron CLO 18 Ltd.
Subordinated Notes	16.32%	10/5/2018	4/17/2031	4,500,000	3,461,874	3,326,412	3.5

Greenwood Park CLO, Ltd.
Subordinated Notes	12.32%	10/5/2018	4/15/2031	4,000,000	3,004,966	2,903,091	3.1

Halcyon Loan Advisors Funding 2018-1 Ltd.
Subordinated Notes	14.74%	3/20/2019	7/20/2031	3,000,000	2,142,911	1,803,699	1.9

HarbourView CLO VII-R, Ltd.
Subordinated Notes (4)(10)	—%	10/5/2018	11/18/2026	3,100,000	1,886,533	132,636	0.1

Jamestown CLO XVI, Ltd.
Subordinated Notes	16.50%	7/29/2021	7/25/2034	3,500,000	2,473,342	2,506,760	2.6

LCM 31 CLO
Mezzanine bond - Class E	7.21%	12/18/2020	1/20/2032	250,000	247,500	251,102	0.3
Subordinated Notes	21.39%	12/18/2020	1/20/2032	1,350,000	1,011,655	1,130,478	1.2
				1,600,000	1,259,155	1,381,580	1.5
Madison Park Funding XXIII, Ltd.
Subordinated Notes	18.55%	10/5/2018	7/27/2047	$4,000,000	$2,821,924	$2,886,030	3.0%

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2021

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Madison Park Funding XXIX, Ltd.
Subordinated Notes	16.75%	12/22/2020	10/18/2047	1,000,000	727,256	745,044	0.8

Marble Point CLO X Ltd.
Subordinated Notes	5.92%	10/5/2018	10/15/2030	7,000,000	4,399,812	3,180,377	3.4

Marble Point CLO XI Ltd.
Income Notes	1.29%	10/5/2018	12/18/2047	1,500,000	1,017,663	608,449	0.6

Marble Point CLO XX, Ltd.
Subordinated Notes	13.84%	4/9/2021	4/23/2034	5,125,000	4,352,139	4,507,233	4.8

MidOcean Credit CLO VII Ltd.
Income Notes	7.73%	3/20/2019	7/15/2029	3,275,000	1,645,298	1,162,323	1.2

MidOcean Credit CLO VIII Ltd.
Income Notes	20.22%	1/14/2019	2/20/2031	3,225,000	2,271,551	2,208,521	2.3

MidOcean Credit CLO IX Ltd.
Income Notes	16.34%	11/21/2018	7/20/2031	3,000,000	1,937,624	1,758,979	1.9

Monroe Capital MML CLO X
Mezzanine bond - Class E	9.01%	3/10/2021	8/20/2031	1,000,000	983,739	1,007,001	1.1

Niagara Park CLO, Ltd.
Subordinated Notes	19.75%	11/8/2019	7/17/2032	4,500,000	3,522,851	4,056,019	4.3

Octagon Investment Partners 39, Ltd.
Subordinated Notes	21.54%	2/27/2020	10/20/2030	$3,600,000	$2,304,065	$2,522,248	2.7%

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2021

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Sound Point CLO IV-R, Ltd.
Subordinated Notes	1.39%	11/2/2018	4/18/2031	4,000,000	1,242,408	798,044	0.8

THL Credit Wind River 2014-3 CLO Ltd.
Subordinated Notes	6.57%	10/10/2018	10/22/2031	2,778,000	1,749,979	1,271,632	1.3

Trinitas CLO VIII
Subordinated Notes	20.83%	4/28/2021	7/20/2031	2,800,000	1,673,357	1,782,977	1.9

Venture 33 CLO Limited
Subordinated Notes	11.22%	3/21/2019	7/15/2031	3,150,000	2,175,874	1,397,929	1.5

VCP CLO II
Mezzanine bond - Class E	8.53%	2/19/2021	4/15/2031	500,000	485,000	499,106	0.5

Vibrant CLO X Ltd.
Subordinated Notes	15.51%	5/23/2019	10/20/2031	8,000,000	4,849,809	4,442,006	4.7

Vibrant CLO XIII, Ltd.
Subordinated Notes	13.51%	6/3/2021	7/15/2034	5,000,000	4,478,702	4,369,602	4.6

Voya CLO 2017-4, Ltd.
Subordinated Notes	9.28%	10/5/2018	10/15/2030	1,000,000	723,391	611,280	0.6

Wind River 2015-1 CLO
Subordinated Notes	21.47%	4/28/2021	10/20/2030	2,600,000	1,357,753	1,490,020	1.6

Webster Park CLO
Subordinated Notes	19.31%	4/23/2021	1/20/2027	$3,363,000	$2,251,906	$2,427,049	2.6%

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2021

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Zais CLO 3, Limited
Income Notes	5.72%	10/10/2018	7/15/2031	1,038,255	645,644	350,265	0.4
Subordinated Notes	5.72%	10/10/2018	7/15/2031	1,761,745	1,095,549	594,342	0.6
				2,800,000	1,741,193	944,607	1.0

Total Structured Finance				$181,554,465	$127,227,236	$119,122,252	125.6%

Loan Accumulation Facilities (9)
Apex Credit CLO 2021-II Ltd.
Loan accumulation facility	13.50%	7/14/2021	7/14/2022	$2,058,824	$2,072,530	$2,072,530	2.2%

Dryden 95 CLO, Ltd.
Loan accumulation facility	13.50%	6/17/2021	6/17/2022	6,500,000	6,615,664	6,608,185	7.0

Marble Point CLO XXI Income Note Ltd.
Loan accumulation facility	13.50%	5/11/2021	8/31/2021	4,000,000	4,052,552	4,052,552	4.3

Total Loan Accumulation Facilities				$12,558,824	$12,740,746	$12,733,267	13.5%

Other CLO equity related investments
CLO other (8)					$398,584	$398,584	0.4%

Total Investments				$194,113,289	$140,366,566	$132,254,103	139.5%

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2021

(unaudited)

(1)	These investments are generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933, as amended.
(2)	Structured finance investments classified as income notes and subordinated notes are considered CLO subordinated debt positions. CLO subordinated debt positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. These securities are colloquially referred to as CLO equity.
(3)	The rate disclosed on structured finance investments is the estimated effective yield, generally established at purchase and re-evaluated upon receipt of distributions, and based upon projected amounts and timing of future distributions and the projected amount and timing of terminal principal payments at the time of estimation. The estimated effective yield and investment cost may ultimately not be realized. As of July 31, 2021, the Company's weighted-average effective yield on its total investments, based on current amortized cost, was 14.37%.
(4)	As of July 31, 2021, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidation of the underlying portfolio upon the security's anticipated optional redemption, is less than current amortized cost. Projected distributions are periodically monitored and re-evaluated. All actual distributions will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security's then-current amortized cost.
(5)	The fair value of all investments was determined in good faith by the board of directors of the Company using significant, unobservable inputs.
(6)	Maturity date represents the contractual maturity date. Projected cash flows, including the projected amount and timing of terminal principal payments which may be projected to occur prior to the contractual maturity date, were utilized in deriving the effective yield of the investments.
(7)	We do not "control" and are not an "affiliate" of any of our portfolio investments, each as defined in the 1940 Act. In general, under the 1940 Act, we would be presumed to "control" a portfolio investment if we owned 25% or more of its voting securities and would be an "affiliate" of a portfolio investment if we owned 5% or more of its voting securities.
(8)	Fair value represents discounted cash flows associated with fees earned from CLO equity related investments.
(9)	Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(10)	Non-income producing.